FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of notes and other explanatory information [Abstract]
Sensitivity analysis for types of market risk	The following table shows a breakdown of Ternium’s assessed financial position exposure to currency risk as of December 31, 2022.

Exposure to functional currency	$ million

EU euro (EUR)	(29)
Argentine peso (ARS)	(22)
Mexican peso (MXN)	(260)
Brazilian real (BRL)	39
Colombian peso (COP)	(94)
Other currencies	(2)

Disclosure of credit risk exposure	The investments in financial assets are as follows:

	At December 31, 2022	At December 31, 2021

Cash and cash equivalents	1,653,355	1,276,605

Other Investments - Current and Non-Current	1,975,490	1,357,485
Fixed Income (time-deposit, zero-coupon bonds, commercial papers)	576,784	863,416
Deposit certificates	204,802	710,996
Commercial papers	323,386	92,729
Other	48,596	59,691
Bonds and other fixed income	1,395,853	490,806
Non - U.S. government securities	651,633	367,333
U.S. government and corporate securities	744,220	123,473
Other notes	2,853	3,263

The carrying amounts of the Company’s trade and other receivables as of December 31, 2022, are denominated in the following currencies:

Currency	$ million

US dollar ($)	1,102
EU euro (EUR)	25
Argentine peso (ARS)	26
Mexican peso (MXN)	594
Brazilian real (BRL)	338
Colombian peso (COP)	76
Other currencies	1

2,162

Disclosure of how the entity manages liquidity risk
The table below analyses financial liabilities into relevant maturity groups based on the remaining period at the date of the statement of financial position to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

$ million	2023	2024	2025	2026	Thereafter

Borrowings	499	524	9	—	—
Interests to be accrued (1)	38	14	1	—	—
Trade payables and other liabilities	1,117	8	6	3	33
Lease liabilities	49	34	28	28	100

Total	1,703	580	44	31	133
(1) These amounts do not include the effect of derivative financial instruments.

Disclosure of financial assets

As of December 31, 2022 (in $ thousands)	Amortized cost	Assets at fair value through profit or loss	Assets at fair value through OCI	Total

(i) Assets as per statement of financial position
Receivables	197,686	—	—	197,686
Derivative financial instruments	—	227	—	227
Trade receivables	1,180,689	—	—	1,180,689
Other investments	483,209	96,428	1,395,853	1,975,490
Cash and cash equivalents	880,402	772,953	—	1,653,355

Total	2,741,986	869,608	1,395,853	5,007,447

As of December 31, 2021 (in $ thousands)	Amortized cost	Assets at fair value through profit or loss	Assets at fair value through OCI	Total

(i) Assets as per statement of financial position
Receivables	202,123	—	—	202,123
Derivative financial instruments	—	4,353	—	4,353
Trade receivables	1,767,425	—	—	1,767,425
Other investments	621,831	244,848	490,806	1,357,485
Cash and cash equivalents	584,076	692,529	—	1,276,605

Total	3,175,455	941,730	490,806	4,607,991

Disclosure of financial liabilities

As of December 31, 2022 (in $ thousands)	Liabilities at fair value through profit or loss	Amortized cost	Total

(ii) Liabilities as per statement of financial position
Other liabilities	—	64,968	64,968
Trade payables	—	1,102,264	1,102,264
Derivative financial instruments	505	—	505
Finance lease liabilities	—	239,149	239,149
Borrowings	—	1,031,865	1,031,865

Total	505	2,438,246	2,438,751

As of December 31, 2021 (in $ thousands)	Liabilities at fair value through profit or loss	Amortized cost	Total

(ii) Liabilities as per statement of financial position
Other liabilities	—	56,595	56,595
Trade payables	—	1,078,448	1,078,448
Derivative financial instruments	1,889	—	1,889
Finance lease liabilities	—	259,621	259,621
Borrowings	—	1,479,038	1,479,038

Total	1,889	2,873,702	2,875,591

Disclosure of financial instruments at fair value through profit or loss
The following table presents the assets and liabilities that are measured at fair value as of December 31, 2022 and 2021:

	Fair value measurement as of December 31, 2022 (in $ thousands):
Description	Total	Level 1	Level 2	Level 3 (*)

Financial assets at fair value through profit or loss / OCI
Cash and cash equivalents	772,953	772,953	—	—
Other investments	1,492,281	1,283,284	164,980	44,017
Derivative financial instruments	227	—	227	—

Total assets	2,265,461	2,056,237	165,207	44,017

Financial liabilities at fair value through profit or loss / OCI
Derivative financial instruments	505	—	505	—

Total liabilities	505	—	505	—

	Fair value measurement as of December 31, 2021 (in $ thousands):
Description	Total	Level 1	Level 2	Level 3 (*)

Financial assets at fair value through profit or loss / OCI
Cash and cash equivalents	692,529	692,529	—	—
Other investments	735,654	668,056	39,777	27,821
Derivative financial instruments	4,353	—	4,353	—

Total assets	1,432,536	1,360,585	44,130	27,821

Financial liabilities at fair value through profit or loss / OCI
Derivative financial instruments	1,889	—	1,889	—

Total liabilities	1,889	—	1,889	—
(*) The fair value of financial instruments classified as level 3 is not obtained from observable market information, but from measurements of the asset portfolio at market value provided by the fund manager. The evolution of such instruments during the years ended December 31, 2022 and 2021, corresponds to the initial investment and to the changes in its fair value, as follows:.

	Guarantee fund companies	Non - U.S. government securities	Corporate securities

At December 31, 2021	3,263	7,863	16,695
Disinvestment	(74)	(2,237)	(12,502)
Interest accrued	—	(1,578)
Changes in fair value	2,158	875	(339)
Reclassifications	—	36,240
Net foreign exchange gain	(2,493)	—	(3,854)
At December 31, 2022	2,854	41,163	—

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation	The evolution of such instruments during the years ended December 31, 2022 and 2021, corresponds to the initial investment and to the changes in its fair value, as follows:.

	Guarantee fund companies	Non - U.S. government securities	Corporate securities

At December 31, 2021	3,263	7,863	16,695
Disinvestment	(74)	(2,237)	(12,502)
Interest accrued	—	(1,578)
Changes in fair value	2,158	875	(339)
Reclassifications	—	36,240
Net foreign exchange gain	(2,493)	—	(3,854)
At December 31, 2022	2,854	41,163	—